FAIR VALUE MEASUREMENTS - Available-for-sale debt securities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at initial measurement	¥ 42,661
Changes in fair value recorded as unrealized gain in other comprehensive income	3,084
Foreign exchange loss	28
Fair value at initial measurement	¥ 45,773